Risk and Capital Management- Summary of VaR Total - Historical Simulation (Detail) - BRL (R$) R$ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		R$ 278.3	R$ 381.5
Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		813.1	898.4
Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		10.9	37.3
Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		29.4	50.1
Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		1.0	1.0
Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		(576.1)	(605.3)
Average [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		333.7	399.3
Average [Member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		815.7	851.4
Average [Member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		27.6	24.7
Average [Member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		30.2	39.2
Average [Member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		1.8	1.6
Average [Member] | Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	[1]	0.0
Bottom of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		208.7	294.7
Bottom of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		651.6	720.0
Bottom of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		10.9	12.7
Bottom of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		13.5	23.6
Bottom of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		0.5	0.6
Top of range [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		471.9	603.6
Top of range [member] | Interest rate risk [Member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		959.7	1,042.9
Top of range [member] | Foreign exchange risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		59.2	45.2
Top of range [member] | Shares [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		57.4	58.5
Top of range [member] | Commodity price risk [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group		4.7	R$ 3.1
Top of range [member] | Risk diversification effect [member]
Disclosure of Value at Risk historical simulation [Line Items]
Risk factor group	[1]	R$ 0.0

[1]	VaR by Group of Risk Factors considers information from foreign units.